Expense Example (Invesco V.I. Government Securities Fund, Series II shares, Invesco V.I. Government Securities Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Government Securities Fund | Series II shares, Invesco V.I. Government Securities Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 87
3 Years	306
5 Years	542
10 Years	$ 1,222